STOCK-BASED COMPENSATION	9 Months Ended	10 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

NOTE 6  STOCK-BASED COMPENSATION

On June 29, 2016, the Board of Directors amended the 2015 Stock Option Plan authorizing the Company to grant awards to certain employees under the plan, which was approved by shareholders at the Annual Meeting held on September 6, 2016.  The total number of shares of Common Stock, with respect to which awards may be granted pursuant to the Plan, shall not exceed 4,000,000 shares.

As of September 30, 2018, there were outstanding 1,919,000 options awarded to certain executives, key employees and advisory board members under the Plan.

On October 21, 2015, the Board of Directors of the Company approved non-employee director compensation of $25,000 each annually, to be paid quarterly half in cash and half in common stock, beginning September 1, 2015.

The fair value of each award is estimated on the grant date using the Black-Scholes option pricing model with the following weighted average assumptions used for grants in the nine months ended September 30, 2018 and September 30, 2017. Historical information was the primary basis for the selection of the expected volatility, expected dividend yield and the expected lives of the options.  The risk-free interest rate was selected based upon yields of the U.S. Treasury issues with a term equal to the expected life of the option being valued:

September 30,
	2018	2017

Dividend yield	0.00%	0.00%
Expected Volatility	62.8 - 65.2%	70.1 - 72.20%
Weighted-average volatility	—	—
Expected dividends	—	—
Expected term (in years)	5 Years	5 Years
Risk-free rate	2.80 - 2.90%	2.30 - 2.48%

The following table summarizes the status of the Plan:

	Nine months Ended September 30,
	2018		2017
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding at January 1	1,038,000	$0.41	905,000	$0.37
Granted	1,018,000	$1.23	568,000	$0.41
Exercised	125,000	$0.41	—	$—
Forfeited	12,000	$0.87	310,000	$0.36
Outstanding at September 30	1,919,000	$0.85	1,163,000	$0.40
Options exercisable at September 30	666,969	$0.40	573,000	$0.38
Stock-based compensation expense	—	$51,592	—	$(13,979)

Total stock-based compensation expense, net of estimated forfeitures for stock option awards totaled $51,592 and ($13,979) for the nine months ended September 30, 2018 and September 30, 2017, respectively. Cash received from option exercises for the nine months ended September 30, 2018 and 2017 was $51,250 and zero, respectively.

The weighted-average grant-date fair value of options granted during the nine months ended September 30, 2018 and September 30, 2017, was $0.68 and $0.22, respectively.  The total intrinsic value of options exercised during the nine months ended September 30, 2018 and September 30, 2017, was $30,664 and zero, respectively.

The following table presents information pertaining to options outstanding at September 30, 2018:

Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.36 - $1.33	1,919,000	5 years	$0.85	666,969	$0.40

As of September 30, 2018, there was $712,745 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 34 months. The total fair value of shares vested as of September 30, 2018 and September 30, 2017, was $139,569 and $116,305, respectively.

NOTE 6   STOCK-BASED COMPENSATION

On September 30, 2015, the Board of Directors approved the 2015 Stock Option Plan (“the Plan”) authorizing the Company to grant stock option awards to certain officers, employees and consultants under the Plan, subject to shareholder approval at the Annual Meeting of Shareholders held on September 6, 2016.  The total number of shares of common stock of the Company, par value $0.01 per share (“Common Stock”), with respect to which awards may be granted pursuant to the Plan was not to exceed 2,000,000 shares.

On June 29, 2016, the Board of Directors approved the amendment to the Plan authorizing the total number of shares of common stock authorized to be subject to awards granted under the Plan to be increased to 4,000,000 shares.  On September 6, 2016, at the Annual Shareholder Meeting, the Company’s shareholders approved the Plan as amended.

As of December 31, 2017, the Company has 1,038,000 options outstanding to certain executives and key employees under the Plan.

Effective November 1, 2016, the Company entered into an employment agreement with Dr. Ma, the Company’s Chief Medical Officer.  The agreement calls for quarterly equity compensation in the form of shares of common stock of the Company.  The stock will be awarded on the day following the last working day of each quarter.  The number of shares issued each quarter shall be determined by dividing $15,000 by the closing bid price of the Company’s common stock as reported by the OTC Markets Inc. as of the last working day of such quarter (the “Closing Price”).  As of December 31, 2017, 129,019 shares of common stock were issued to Dr. Ma.

On October 21, 2015, the Board of Directors of the Company approved non-employee director compensation of $25,000 each annually, to be paid quarterly half in cash and half in common stock, beginning September 1, 2015.

The per share weighted average fair value of stock options granted during the fiscal year ended December 31, 2017 and February 28, 2017 was $0.29 and $0.21, respectively.  The fair value of each award is estimated on the grant date using the Black-Scholes option pricing model with the following weighted average assumptions used for grants in the fiscal year ended December 31, 2017 and February 28, 2017. Historical information was the primary basis for the selection of the expected volatility, expected dividend yield and the expected lives of the options.  The risk-free interest rate was selected based upon yields of the U.S. Treasury issues with a term equal to the expected life of the option being valued:

	December 31, 2017	February 28, 2017

Dividend yield	0.00%	0.00%
Expected Volatility	70.1%-72.2%	59.00%-70.90%
Weighted-average volatility	—	—
Expected dividends	—	—
Expected term (in years)	5 Years	5 Years
Risk-free rate	2.30%-2.36%	2.17%-2.48%

The following table summarizes the status of the Company’s stock option plan:

	December 31, 2017		February 28, 2017
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding at March 1	1,345,000	$0.39	1,060,000	$0.37
Granted	318,000	$0.49	500,000	$0.41
Exercised	—	$—	—	$—
Forfeited	625,000	$0.39	215,000	$0.36
Outstanding at year end	1,038,000	$0.41	1,345,000	$0.39
Options exercisable	737,010	$0.38	—	$—
Weighted average fair value of options granted during the period	—	$0.29	—	$0.21
Stock-based compensation expense	—	$(4,417)	—	$115,828

Total stock-based compensation expense, net of forfeitures, for stock option awards totaled $(4,417) and $115,828 for the fiscal year ended December 31, 2017 and February 28, 2017, respectively.

The weighted-average grant-date fair value of options granted during ten months ended December 31, 2017 and the twelve months ended February 28, 2017 was $93,115 and $122,656 respectively. The total intrinsic value of options exercised during the ten months ended December 31, 2017 and the twelve months ended February 28, 2017, was zero for both periods.

The following table presents information pertaining to options outstanding at December 31, 2017:

Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.36-0.50	1,038,000	5 years	$0.41	737,010	$0.38

As of December 31, 2017, there was $77,620 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 17 months. The total fair value of vested options during the ten months ended December 31, 2017 was $150,820 and for the twelve months ended February 28, 2017, it was $98,432.